Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.1%
	Shares	Value ($)
U.S. Large Cap 55.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	489,577	26,412,689
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	518,791	16,507,931
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	672,969	16,507,931
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,196,227	26,412,689
Total		85,841,240
Total Equity Funds (Cost $80,133,582)		85,841,240

Exchange-Traded Funds 8.4%

iShares Core U.S. Aggregate Bond ETF	43,700	4,945,529
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,185	3,975,464
Vanguard Total Bond Market ETF	50,000	4,221,500
Total Exchange-Traded Funds (Cost $12,395,810)		13,142,493

Fixed-Income Funds 29.7%

Investment Grade 29.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,865,303	19,809,517
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	644,841	6,603,172
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,776,638	19,809,517
Total		46,222,206
Total Fixed-Income Funds (Cost $44,565,568)		46,222,206
Residential Mortgage-Backed Securities - Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034	2.500%	850,000	857,222
10/17/2034	3.000%	450,000	459,984
11/13/2049	3.500%	450,000	461,646
Total Residential Mortgage-Backed Securities - Agency (Cost $1,778,531)			1,778,852

Options Purchased Puts 0.7%
Value ($)
(Cost $1,576,408)	1,015,680

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	8,983,231	8,982,332
Total Money Market Funds (Cost $8,982,332)		8,982,332
Total Investments in Securities (Cost: $149,432,231)		156,982,803
Other Assets & Liabilities, Net		(1,307,322)
Net Assets		155,675,481
At September 30, 2019, securities and/or cash totaling $404,484 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	55	12/2019	USD	8,190,875	—	(83,461)
S&P 500 Index	1	12/2019	USD	744,625	—	(5,791)
U.S. Long Bond	7	12/2019	USD	1,136,188	—	(13,268)
U.S. Treasury 10-Year Note	5	12/2019	USD	651,563	—	(5,416)
U.S. Treasury 2-Year Note	9	12/2019	USD	1,939,500	—	(4,408)
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	22	12/2019	USD	2,621,266	—	(13,980)
U.S. Ultra Treasury Bond	7	12/2019	USD	1,343,344	—	(23,038)
Total					—	(149,362)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	24,409,268	82	2,100.00	12/18/2020	775,149	314,060
S&P 500 Index	Deutsche Bank	USD	9,525,568	32	2,300.00	12/18/2020	252,729	198,560
S&P 500 Index	JPMorgan	USD	7,144,176	24	2,400.00	12/18/2020	159,222	185,040
S&P 500 Index	Deutsche Bank	USD	5,953,480	20	2,350.00	12/18/2020	140,091	138,500
S&P 500 Index	Deutsche Bank	USD	7,144,176	24	2,200.00	12/18/2020	196,233	117,840
S&P 500 Index	Deutsche Bank	USD	2,381,392	8	2,400.00	12/18/2020	52,984	61,680
Total							1,576,408	1,015,680
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	5,146,444	15,182,366	(11,345,579)	8,983,231	—	(7)	25	122,055	8,982,332
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	288,900	206,770	(6,093)	489,577	—	(35,492)	2,333,994	—	26,412,689
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,000,550	891,554	(26,801)	1,865,303	—	(4,751)	720,476	533,281	19,809,517
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	321,812	201,357	(4,378)	518,791	—	(13,606)	2,047,720	—	16,507,931
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	406,478	277,670	(11,179)	672,969	—	(12,433)	1,913,649	—	16,507,931
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	334,677	316,641	(6,477)	644,841	—	(401)	98,507	57,804	6,603,172
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	959,748	842,940	(26,050)	1,776,638	—	(4,072)	870,745	401,535	19,809,517
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	716,120	498,364	(18,257)	1,196,227	—	(27,922)	2,664,292	—	26,412,689
Total					—	(98,684)	10,649,408	1,114,675	141,045,778

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019